UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6610

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--95.5%	Amount ($)		Value ($)

California--83.1%

ABAG Finance Authority for Nonprofit Corporations:
COP (Episcopal Homes Foundation) 5.25%, 7/1/2010	3,500,000		3,621,380
Revenue (San Diego Hospital Association)
5.375%, 3/1/2021	4,000,000		4,228,400

Alameda Corridor Transportation Authority, Revenue
5.125%, 10/1/2016 (Insured; MBIA)	2,000,000		2,137,740

Alameda County, COP
5.375%, 12/1/2012 (Insured; MBIA)	2,000,000		2,201,300

Alameda Unified School District (Alameda County)
Zero Coupon, 8/1/2018 (Insured; FSA)	2,000,000		1,148,520

Burbank, Wastewater Treatment Revenue:
5%, 6/1/2018 (Insured; AMBAC)	895,000		954,133
5%, 6/1/2019 (Insured; AMBAC)	945,000		1,004,667

California, GO:
5%, 6/1/2016	2,000,000		2,154,480
5%, 8/1/2022	2,000,000		2,116,220
(Economic Recovery)
5.25%, 1/1/2010	3,000,000		3,204,330
(Various Purpose)
5%, 6/1/2011	2,000,000		2,132,940
(Veterans) 5.35%, 12/1/2016	2,000,000		2,091,820

California Department of Water Resources, Revenue:
Power Supply 5.125%, 5/1/2012 (Insured; FGIC)	2,000,000	a	2,192,280
Water (Central Valley Project):
5.50%, 12/1/2011	225,000	a	248,890
5.50%, 12/1/2015	1,275,000		1,399,580
5%, 12/1/2016 (Insured; MBIA)	1,750,000		1,897,490
Systems 5.50%, 12/1/2015 (Insured; FGIC)	2,000,000		2,274,840

California Health Facilities Financing Authority, Revenue:
(Cedars-Sinai Medical Center)
5%, 11/15/2019	2,000,000		2,096,000
(Health Facility - Adventist Health Systems):
5%, 3/1/2017	870,000		900,667
5%, 3/1/2018	1,000,000		1,033,510
(Stanford Hospital and Clinics) 5%, 11/15/2017	2,000,000		2,102,820

California Infrastructure and Economic Development Bank,
Revenue:
(Bay Area Toll Bridges - 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	2,000,000		2,180,960
(Workers Compensation Relief)
5%, 10/1/2015 (Insured; AMBAC)	2,000,000		2,157,660

California Pollution Control Financing Authority, PCR:
(Atlantic Richfield Project) 5%, 4/1/2008	2,850,000		2,951,403
(San Diego Gas and Electric Co.) 5.90%, 6/1/2014
(Insured; MBIA)	2,000,000		2,297,040

California Public Works Board, LR:
(Department of Health Services - Richmond Lab):
5%, 11/1/2019 (Insured; XLCA)	1,680,000		1,790,779
5%, 11/1/2020 (Insured; XLCA)	1,275,000		1,355,899
(Department of Mental Health - Coalinga) 5.50%, 6/1/2018	2,500,000		2,727,850
(University of California Research Projects)
5.25%, 11/1/2017 (Insured; MBIA)	1,000,000		1,106,340

California Statewide Communities Development Authority:
Apartment Development Revenue
(Irvine Apartment Communities) 5.05%, 5/15/2008	2,000,000		2,040,580
COP, Revenue (Huntington Memorial Hospital)
5.50%, 7/1/2006 (Insured; Connie Lee)	2,000,000	a	2,062,080
MFHR (Equity Residential) 5.20%, 6/15/2009	2,000,000		2,084,180
Revenue:
(California Endowment) 5.25%, 7/1/2020	2,280,000		2,478,542
(Huntington Memorial Hospital) 5%, 7/1/2017	3,000,000		3,175,620

Capistrano Unified School District,
Community Facilities District Special Tax
5%, 9/1/2019 (Insured; FGIC)	3,545,000		3,793,008

Carson Redevelopment Agency
(Area Number 1 - Tax Allocation)
5.50%, 10/1/2013 (Insured; MBIA)	1,000,000		1,121,010

Cathedral City, Limited Obligation Improvement
Cove Improvement District Number 2004-2
5%, 9/2/2021	1,050,000		1,062,642

Central California Joint Powers Health Financing
Authority, COP
(Community Hospitals of Central California)
6%, 2/1/2020	1,000,000		1,062,360

Central Unified School District, COP
(Financing Project) 2%, 2/1/2006 (Insured; AMBAC)	1,000,000		998,380

Corona Redevelopment Agency, Tax Allocation
(Merged Downtown Amended) 5%, 9/1/2016 (Insured; FGIC)	1,000,000		1,071,990

Eastern Municipal Water District, Water and Sewer Revenue,
COP 5.375%, 7/1/2017 (Insured; FGIC)	2,000,000		2,158,700

El Segundo Unified School District
5.25%, 9/1/2017 (Insured; FGIC)	1,145,000		1,258,160

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2015 (Insured; FGIC)	1,000,000		1,117,450

Escondido Unified School District
5.25%, 8/1/2016 (Insured; FSA)	1,795,000		1,961,073

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
7.05%, 1/1/2010	2,000,000		2,276,260
5.25%, 1/15/2012 (Insured; MBIA)	4,550,000		4,901,760
5.125%, 1/15/2019 (Insured; MBIA)	2,000,000		2,129,880

Fountain Valley School District, COP
2.50%, 11/1/2006 (Insured; AMBAC)	2,000,000		1,978,860

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced - Asset Backed):
5.75%, 6/1/2008	3,500,000	a	3,704,015
5%, 6/1/2019	2,420,000		2,511,040

Hartnell Community College District
5.25%, 8/1/2016 (Insured; MBIA)	1,880,000		2,075,445

Lincoln Special Tax,
Community Facilities District No. 2003 5.65%, 9/1/2019	1,250,000		1,309,163

Los Angeles Community College District
5.50%, 8/1/2011 (Insured; MBIA)	1,845,000	a	2,032,858

Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5%, 7/1/2017 (Insured; FGIC)	1,450,000		1,543,177

Los Angeles County Public Works Financing Authority, LR
(Master Refunding Project)
5%, 12/1/2008 (Insured; MBIA)	2,000,000		2,097,700

Los Angeles Unified School District:
5.50%, 7/1/2012 (Insured; MBIA)	2,850,000		3,174,558
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000		1,100,400
5.75%, 7/1/2015 (Insured; MBIA)	3,000,000		3,461,670
5%, 7/1/2019 (Insured; FGIC)	2,000,000		2,151,080

Marin Municipal Water District, COP (Financing Project)
5%, 7/1/2016 (Insured; AMBAC)	1,545,000		1,660,612

Metropolitan Water District of Southern California,
Waterworks Revenue
5.25%, 3/1/2011	3,000,000	a	3,290,460

Midpeninsula Regional Open Space District
Financing Authority, Revenue
Zero Coupon, 9/1/2015 (Insured; AMBAC)	2,825,000		1,882,891

Milpitas Redevelopment Agency, Tax Allocation
(Redevelopment Project Area Number 1):
5.25%, 9/1/2017 (Insured; MBIA)	2,000,000		2,172,540
5.25%, 9/1/2018 (Insured; MBIA)	1,000,000		1,083,520

Modesto Irrigation District, COP (Capital Improvements)
5.25%, 7/1/2016 (Insured; FSA)	1,370,000		1,489,902

North Orange County Community College District
5%, 8/1/2019 (Insured; MBIA)	1,000,000		1,076,050

Orange County Community Facilities District, Special Tax:
(Number 03-1 Ladera Ranch):
5.25%, 8/15/2019	1,100,000		1,136,553
5.30%, 8/15/2020	1,450,000		1,499,025
(Number 04-1 Ladera Ranch)
4.875%, 8/15/2021	2,355,000		2,357,096

Oxnard Financing Authority, Wastewater Revenue
5%, 6/1/2016 (Insured; FGIC)	1,000,000		1,072,710

Palomar Pomerado Health (Election of 2004)
5%, 8/1/2019 (Insured; AMBAC)	1,985,000		2,124,546

Pasadena Area Community College District
(Election of 2002) 5%, 6/1/2017 (Insured; FGIC)	1,170,000		1,253,749

Port of Oakland, Revenue 5%, 11/1/2013 (Insured; MBIA)	1,000,000		1,058,940

Rancho Water District 5.50%, 8/1/2008 (Insured; FSA)	1,670,000		1,764,472

Riverside County Public Financing Authority,
Tax Allocation Revenue (Redevelopment Projects)
5.25%, 10/1/2018 (Insured; XLCA)	1,275,000		1,381,348

Riverside Improvement Board, Act 1915
(Canyon Springs Assessment):
4%, 9/2/2010	1,230,000		1,228,647
4.25%, 9/2/2011	1,000,000		1,005,210

Sacramento City Unified School District (Election of 1999)
5.25%, 7/1/2020 (Insured; FSA)	2,435,000		2,647,040

Sacramento County, Special Tax
(Community Facilities District Number 1):
5.20%, 12/1/2007	1,110,000		1,131,967
5.40%, 12/1/2009	1,220,000		1,266,153

Sacramento County Sanitation District
Financing Authority, Revenue 5.50%, 12/1/2014	4,000,000		4,392,640

San Diego County, COP (Burnham Institute) 5.70%, 9/1/2011	3,700,000		3,939,390

San Diego Housing Authority, MFHR
(Island Village Apartments) 5.10%, 7/1/2012
(Collateralized; FHLMC)	1,085,000		1,141,572

San Diego Unified School District (Election of 1998)
5.25%, 7/1/2016 (Insured; FSA)	1,465,000		1,612,071

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue
5%, 7/1/2018 (Insured; MBIA)	2,000,000		2,157,640

San Francisco City and County Redevelopment Agency,
Community Facilities District Number 6 (Mission Bay South
Public Improvements):
Zero Coupon, 8/1/2018	445,000		225,206
Zero Coupon, 8/1/2021	500,000		208,070

San Mateo County Community College District
(Election of 2001) 5%, 9/1/2020 (Insured; MBIA)	2,000,000		2,141,840

San Mateo Redevelopment Agency (Tax Allocation)
5.10%, 8/1/2014	1,835,000		1,923,575

San Mateo Union High School District
5%, 9/1/2021 (Insured; FSA)	2,545,000		2,709,611

Santa Clara Unified School District 5.50%, 7/1/2016	1,870,000		2,040,955

South Orange County Public Financing Authority,
Special Tax Revenue (Foothill Area)
5.25%, 8/15/2017 (Insured; FGIC)	2,000,000		2,181,520

South Placer Wastewater Authority,
Wastewater Revenue 5.50%, 11/1/2010
(Insured; FGIC)	1,000,000	a	1,103,350

Southeast Resource Recovery Facilities Authority, LR:
4%, 12/1/2007 (Insured; AMBAC)	1,000,000		1,014,910
5.25%, 12/1/2017 (Insured; AMBAC)	1,000,000		1,084,450

Sunnyvale, Solid Waste Revenue
5.50%, 10/1/2015 (Insured; AMBAC)	1,695,000		1,828,702

Truckee-Donner Public Utility District, COP:
4.50%, 1/1/2008 (Insured; ACA)	1,500,000		1,526,880
4.50%, 1/1/2009 (Insured; ACA)	1,685,000		1,723,216

U.S. Related--12.4%

Children's Trust Fund of Puerto Rico, Tobacco Settlement Revenue:
5.75%, 7/1/2010	1,000,000	a	1,092,760
5.75%, 7/1/2010	3,000,000	a	3,278,280

Guam, LOR (Section 30) 5.50%, 12/1/2010 (Insured; FSA)	3,000,000		3,280,260

Puerto Rico Commonwealth (Public Improvement)
5.75%, 7/1/2008 (Insured; MBIA)	2,000,000		2,118,020

Puerto Rico Electric Power Authority, Power Revenue:
5.75%, 7/1/2010 (Insured; FSA)	2,000,000	a	2,198,240
5%, 7/1/2022 (Insured; MBIA)	2,745,000		2,934,487

Puerto Rico Highway and Transportation Authority,
Highway Revenue 6.25%, 7/1/2016 (Insured; FSA)	3,000,000		3,591,360

Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority, Industrial Revenue
(Guaynabo Warehouse) 4.35%, 7/1/2006	1,170,000		1,173,873

Puerto Rico Public Buildings Authority, Revenue
(Government Facility) 5.50%, 7/1/2016	1,500,000		1,669,620

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation):
5.75%, 2/1/2012	2,000,000		2,162,440
5.25%, 2/1/2012 (Insured; AMBAC)	1,500,000		1,624,590

Virgin Islands Public Finance Authority, Revenue
5.625%, 10/1/2010	1,695,000		1,767,546

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011 (Insured; Radian)	1,000,000		1,042,160

Total Long-Term Municipal Investments (cost $210,523,496)			216,076,244

Short-Term Municipal Investments--3.5%

California--1.8%

California Department of Water Resources,
Power Supply Revenue, CP 3.20%, 1/12/2006
(LOC; Citibank N.A.)	4,000,000		4,000,000

U.S. Related--1.7%
Puerto Rico Government Development Bank, CP 3.45%, 1/30/2006	4,000,000	3,999,040
Total Short-Term Municipal Investments (cost $8,000,000)		7,999,040
Total Investments (cost $218,523,496)	99.0%	224,075,284
Cash and Receivables (Net)	1.0%	2,234,385
Net Assets	100.0%	226,309,669
Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S.
Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)